Annual Total Returns [BarChart] - MFS® Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.85%
Annual Return 2012	16.65%
Annual Return 2013	35.73%
Annual Return 2014	10.81%
Annual Return 2015	(0.15%)
Annual Return 2016	14.39%
Annual Return 2017	18.00%
Annual Return 2018	(10.05%)
Annual Return 2019	30.13%
Annual Return 2020	3.96%